Leases - Disclosure of Reconciliation of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
New contracts	€ 25,613	€ 17,296
Accrued interest expense	1,762	1,167	€ 588
Cash outflow - principal elements	(13,636)	(10,711)	(11,157)
Exchange differences	2,850	50
Lease liabilities - current
Disclosure of quantitative information about right-of-use assets [line items]
Liabilities arising from financing activities at beginning of period	23,576	17,227
New contracts	23,634	17,081
Modifications	1,979	243
Accrued interest expense	1,777	967
Cash outflow - principal elements	(13,636)	(10,711)
Cash outflow - interest	(1,760)	(967)
Exchange differences	(63)	(264)
Liabilities arising from financing activities at end of period	€ 35,507	€ 23,576	€ 17,227